JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 32.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,250
3.88%, 8/15/2040	10,580	9,543
2.25%, 5/15/2041	18,355	13,065
2.38%, 2/15/2042	48,290	34,401
2.75%, 11/15/2042	12,300	9,175
4.00%, 11/15/2042	4,400	3,940
3.13%, 2/15/2043	415	327
2.88%, 5/15/2043	15,720	11,872
3.63%, 8/15/2043	6,564	5,538
3.75%, 11/15/2043	24,928	21,359
3.38%, 5/15/2044	29,645	23,882
4.13%, 8/15/2044	4,465	4,012
3.00%, 11/15/2044	8,200	6,177
3.00%, 11/15/2045	630	469
2.25%, 8/15/2046	10,363	6,631
3.00%, 2/15/2047	548	403
3.13%, 5/15/2048	3,757	2,787
3.00%, 8/15/2048	2,610	1,886
2.25%, 8/15/2049	14,665	8,972
2.38%, 11/15/2049	37,120	23,300
2.00%, 2/15/2050	5,329	3,052
1.38%, 8/15/2050	565	271
1.63%, 11/15/2050	8,800	4,518
1.88%, 2/15/2051	18,386	10,060
2.00%, 8/15/2051	810	455
1.88%, 11/15/2051	7,225	3,915
2.25%, 2/15/2052	3,325	1,980
2.88%, 5/15/2052	1,942	1,334
4.50%, 11/15/2054	1,505	1,405
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	458	463
3.63%, 4/15/2028	1,580	1,680
2.50%, 1/15/2029	447	464
U.S. Treasury Notes
4.13%, 1/31/2027	43,900	43,999
2.63%, 5/31/2027	12,000	11,705
3.13%, 8/31/2027	43,850	43,137
0.38%, 9/30/2027	4,690	4,328
0.75%, 1/31/2028	4,500	4,147
3.88%, 3/15/2028	64,920	64,956
3.50%, 4/30/2028	50,370	49,864
1.25%, 6/30/2028	13,470	12,454
1.00%, 7/31/2028	9,500	8,693
4.13%, 7/31/2028	38,000	38,284
1.75%, 1/31/2029	3,850	3,569
1.88%, 2/28/2029	18,000	16,739
2.88%, 4/30/2029	25,060	24,122

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.75%, 5/31/2029	130	124
3.25%, 6/30/2029	35,100	34,210
4.25%, 1/31/2030	54,415	55,087
4.88%, 10/31/2030	17,985	18,723
1.25%, 8/15/2031	1,040	878
1.88%, 2/15/2032	63,070	54,698
4.13%, 2/29/2032	37,975	37,910
2.88%, 5/15/2032	15,725	14,501
2.75%, 8/15/2032	20,510	18,684
4.50%, 11/15/2033	56,200	57,039
4.00%, 2/15/2034	4,046	3,953
3.88%, 8/15/2034	10,785	10,391
4.25%, 11/15/2034	53,050	52,528
4.63%, 2/15/2035	31,015	31,597
U.S. Treasury STRIPS Bonds
4.52%, 8/15/2030 (a)	6,780	5,477
4.47%, 11/15/2030 (a)	6,865	5,482
4.77%, 2/15/2031 (a)	11,800	9,303
4.49%, 5/15/2031 (a)	14,050	10,953
4.68%, 8/15/2031 (a)	29,215	22,493
4.51%, 11/15/2031 (a)	10,790	8,207
5.01%, 11/15/2040 (a)	5,430	2,494
5.11%, 2/15/2041 (a)	3,487	1,579
2.64%, 11/15/2041 (a)	500	217
5.04%, 5/15/2046 (a)	3,560	1,207
Total U.S. Treasury Obligations (Cost $1,063,496)		1,004,318
Corporate Bonds — 23.2%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	119
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	863
3.00%, 9/15/2050 (b)	502	318
Boeing Co. (The)
2.75%, 2/1/2026	701	692
2.20%, 2/4/2026	1,385	1,360
3.10%, 5/1/2026	320	315
5.04%, 5/1/2027	960	966
3.25%, 3/1/2028	840	808
6.30%, 5/1/2029	1,095	1,152
5.15%, 5/1/2030	1,540	1,553
6.39%, 5/1/2031	620	662
6.53%, 5/1/2034	1,020	1,089
5.71%, 5/1/2040	745	719
L3Harris Technologies, Inc.
5.25%, 6/1/2031	1,130	1,153
5.40%, 7/31/2033	1,082	1,096

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Leidos, Inc.
2.30%, 2/15/2031	465	402
5.75%, 3/15/2033	630	647
RTX Corp.
5.15%, 2/27/2033	934	940
4.50%, 6/1/2042	2,799	2,421
4.15%, 5/15/2045	543	434
4.35%, 4/15/2047	199	162
		17,871
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	484
1.30%, 1/8/2026 (b)	425	416
1.50%, 6/15/2026 (b)	775	748
3.00%, 2/10/2027 (b)	355	345
2.38%, 10/15/2027 (b)	530	500
1.80%, 1/10/2028 (b)	805	745
5.30%, 6/24/2029 (b)	825	833
4.55%, 9/26/2029 (b)	1,000	980
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	651
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	348
		6,050
Banks — 7.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	917
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	738
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	1,600	1,603
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	2,470	2,492
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,523
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	1,070	1,100
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	262
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,038
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	192
5.59%, 8/8/2028	3,000	3,084
6.61%, 11/7/2028	1,400	1,487
5.57%, 1/17/2030	600	617
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,700	1,671
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,493
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,926	2,839
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,921
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,710	2,808
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,362
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	971

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	383
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	1,440	1,496
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,150	1,162
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	7,185	5,010
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	728
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	914
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	790	789
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	926
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,668
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,480
5.54%, 1/22/2030 (b)	405	417
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,899
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	1,020	1,018
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	945	953
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	509
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	895	897
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	832
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,040
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	1,222	1,245
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	4,585	4,629
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	3,895	3,897
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	2,085	2,136
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	668
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,683
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	628	642
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	1,135	1,167
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	3,605	3,636
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	620
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	1,495	1,514
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	1,485	1,541
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	3,945	4,004
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	3,480	3,560
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	4,960	5,112
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	645
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	2,800	2,785
Capital One NA 4.25%, 3/13/2026	1,205	1,201
Citigroup, Inc.
4.40%, 6/10/2025	865	865
4.30%, 11/20/2026	1,200	1,194
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,538

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,912	1,888
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	2,000	1,999
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	632
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	5,850	5,862
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	205
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	782
3.75%, 7/21/2026	945	935
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	639	646
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	815	852
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	571	580
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	1,815	1,831
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	2,440	2,479
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,582
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	998	987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	1,445	1,450
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	975	979
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,319
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	937
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	904	893
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,142
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	751
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	2,375	2,399
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	855	857
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,017
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	735
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	920	930
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	688
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	367
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	1,996
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	1,465	1,462
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,153
4.38%, 3/22/2028	475	472
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,240	1,253
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	908
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	800	811

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,023
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,500	2,551
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	668
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,014
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	678
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	1,480	1,492
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	692
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	910
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	6,240	6,136
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	870	873
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,500	2,564
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	881
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	1,780	1,782
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,160	1,145
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,820	1,812
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,548
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	686
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,180
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,290	1,277
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	1,700	1,739
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	1,860	1,907
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	1,379	1,387
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	1,207	1,227
3.00%, 1/22/2030 (b)	235	216
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	3,585	3,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,662
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	2,380	2,448
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	891
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	475
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	582	590
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (c)	880	939
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	1,065	1,064
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 7/16/2029	1,315	1,236
5.71%, 1/13/2030	1,480	1,541
5.24%, 4/15/2030	1,500	1,532
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	611
5.52%, 7/17/2028	490	505

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.30%, 1/30/2032	1,410	1,430
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	729
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	1,060	1,141
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	750
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	837
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	646
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	987
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,960	1,976
Wells Fargo & Co.
(SOFR + 1.37%), 4.97%, 4/23/2029 (c)	1,450	1,461
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	4,000	4,104
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	598
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	1,385	1,408
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,385
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	4,510	4,423
		220,603
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,483
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	675	543
Constellation Brands, Inc.
4.75%, 5/9/2032	300	294
5.25%, 11/15/2048	220	197
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	819
		4,336
Biotechnology — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,192
4.63%, 10/1/2042	480	423
4.40%, 11/6/2042	790	678
4.45%, 5/14/2046	190	159
Amgen, Inc.
5.60%, 3/2/2043	426	413
4.66%, 6/15/2051	1,854	1,538
5.65%, 3/2/2053	1,717	1,634
Biogen, Inc. 5.75%, 5/15/2035	1,235	1,243
Gilead Sciences, Inc. 2.60%, 10/1/2040	3,835	2,684
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,088
		14,052
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	980
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	293

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
6.50%, 8/15/2032	600	631
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	663
		1,587
Capital Markets — 1.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,088
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	347
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	331
4.85%, 3/29/2029	411	412
4.70%, 9/20/2047	88	73
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	660
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	626
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,253
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	360	364
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	1,720	1,739
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	868	906
5.41%, 5/10/2029	1,005	1,034
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	434
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	665	662
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	2,415	2,418
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	685	668
FMR LLC 6.45%, 11/15/2039 (b)	500	546
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	751
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,217
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,424
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,455	1,467
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,840	1,833
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	1,483	1,505
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	749
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	877
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,941
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	3,075	3,049
6.75%, 10/1/2037	685	737
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	772
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	506
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	2,003
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	2,010
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,508
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	621
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,465
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,836
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	840	835
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,147

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
4.30%, 1/27/2045	485	403
Nasdaq, Inc. 5.55%, 2/15/2034	392	402
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	700	628
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	490
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	900	901
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (b) (c)	424	432
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	1,605	1,653
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	433	465
		49,363
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	859	875
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	172
4.13%, 3/15/2035	455	405
5.00%, 4/1/2049	230	200
Union Carbide Corp. 7.75%, 10/1/2096	850	985
		2,637
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	2,690	2,729
6.32%, 12/4/2028 (b)	2,010	2,109
5.04%, 3/25/2030 (b)	1,120	1,115
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	196
		6,149
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,467
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,308
2.35%, 1/15/2032	1,095	922
		2,230
Construction Materials — 0.1%
CRH America, Inc. 5.13%, 5/18/2045 (b)	893	806
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	752
		1,558
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	246
2.45%, 10/29/2026	1,560	1,512
6.10%, 1/15/2027	1,560	1,591
3.00%, 10/29/2028	690	651
5.10%, 1/19/2029	235	237

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.30%, 1/30/2032	655	582
Aircastle Ltd. 5.25%, 3/15/2030 (b)	1,165	1,160
American Express Co.
5.85%, 11/5/2027	1,470	1,521
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,514
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	1,410	1,419
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,000	1,000
2.13%, 2/21/2026 (b)	620	603
4.25%, 4/15/2026 (b)	1,200	1,185
4.38%, 5/1/2026 (b)	1,270	1,257
2.53%, 11/18/2027 (b)	7,294	6,875
4.95%, 1/15/2028 (b)	880	876
6.38%, 5/4/2028 (b)	890	921
5.75%, 3/1/2029 (b)	1,120	1,140
5.75%, 11/15/2029 (b)	1,540	1,562
5.15%, 1/15/2030 (b)	1,345	1,339
Capital One Financial Corp.
4.20%, 10/29/2025	250	249
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	812
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,088
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	787
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	1,880	1,886
5.15%, 3/17/2030 (b)	2,010	1,980
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	459
		34,452
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The)
5.00%, 9/15/2034	510	497
5.00%, 4/15/2042	1,100	982
5.50%, 9/15/2054	440	407
		1,886
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,206
Packaging Corp. of America 4.05%, 12/15/2049	845	622
WRKCo, Inc. 3.90%, 6/1/2028	170	166
		1,994
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	361
University of Miami Series 2022, 4.06%, 4/1/2052	480	366
University of Southern California Series A, 3.23%, 10/1/2120	570	314
		1,041
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,583

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
4.25%, 10/1/2026	350	348
2.25%, 4/1/2033	1,180	947
		3,878
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	250	233
3.50%, 6/1/2041	1,646	1,259
3.55%, 9/15/2055	2,984	1,973
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	236
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	208
Sprint Capital Corp. 6.88%, 11/15/2028	591	632
Verizon Communications, Inc.
2.65%, 11/20/2040	988	681
3.40%, 3/22/2041	1,060	801
3.70%, 3/22/2061	1,045	704
		6,727
Electric Utilities — 2.6%
Alabama Power Co. 6.13%, 5/15/2038	239	253
Arizona Public Service Co. 5.05%, 9/1/2041	200	180
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	268
2.90%, 6/15/2050	450	275
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,335
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,009
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	107
Duke Energy Corp.
3.75%, 9/1/2046	985	708
6.10%, 9/15/2053	1,360	1,348
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,410
Duke Energy Progress LLC
4.10%, 5/15/2042	273	222
4.10%, 3/15/2043	125	101
2.90%, 8/15/2051	820	494
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	725
Edison International
5.45%, 6/15/2029	1,830	1,806
6.95%, 11/15/2029	1,020	1,058
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,052
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	565
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	780
5.50%, 6/26/2034 (b)	1,160	1,161
Entergy Arkansas LLC 2.65%, 6/15/2051	415	236
Entergy Corp. 2.95%, 9/1/2026	336	329

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
3.05%, 6/1/2031	629	574
2.90%, 3/15/2051	490	295
5.80%, 3/15/2055	1,040	1,008
Entergy Mississippi LLC 5.85%, 6/1/2054	610	595
Entergy Texas, Inc. 5.80%, 9/1/2053	450	434
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,583	1,558
Evergy, Inc. 2.90%, 9/15/2029	985	918
Exelon Corp. 5.30%, 3/15/2033	1,000	1,011
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,339
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	145
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	201
Fortis, Inc. (Canada) 3.06%, 10/4/2026	343	336
Interstate Power and Light Co.
4.95%, 9/30/2034	480	464
5.45%, 9/30/2054	765	708
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,575
2.95%, 5/14/2030 (b)	440	404
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	560	558
5.10%, 1/15/2035	460	450
MidAmerican Energy Co. 5.85%, 9/15/2054	620	618
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	311
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	430
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	109
5.45%, 5/15/2041	305	288
6.00%, 3/15/2054	560	554
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,166
5.55%, 3/15/2054	2,400	2,221
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	870
5.66%, 1/17/2054 (b)	460	428
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	698
2.45%, 12/2/2027 (b)	795	748
4.45%, 6/15/2029 (b)	615	598
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	115
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	794
2.95%, 3/1/2026	2,560	2,519
6.40%, 6/15/2033	956	984
5.80%, 5/15/2034	2,124	2,099
5.70%, 3/1/2035	3,045	2,994
4.20%, 6/1/2041	695	527

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.75%, 8/15/2042 (e)	308	217
4.30%, 3/15/2045	525	391
6.75%, 1/15/2053	70	70
5.90%, 10/1/2054	260	233
PECO Energy Co. 2.80%, 6/15/2050	410	248
Pepco Holdings LLC 7.45%, 8/15/2032	316	354
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,135	1,119
Series A-3, 5.54%, 7/15/2047	1,360	1,299
Series A-3, 5.53%, 6/1/2049	1,345	1,300
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	600
Series A-4, 5.21%, 12/1/2047	420	388
Series A-5, 5.10%, 6/1/2052	795	721
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,626
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,192
PPL Capital Funding, Inc. 5.25%, 9/1/2034	745	737
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	828
Progress Energy, Inc. 7.00%, 10/30/2031	300	333
Public Service Co. of Colorado 3.55%, 6/15/2046	214	148
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	966
5.20%, 1/15/2035	330	322
Series G, 6.63%, 11/15/2037	2,490	2,648
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	314
3.00%, 3/1/2051	1,925	1,218
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	978	933
Series A-2, 5.11%, 12/15/2047	505	446
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,000
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	823	822
Series A2, 5.17%, 5/15/2041	107	104
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,734
Series B, 3.65%, 3/1/2028	400	388
Series 08-A, 5.95%, 2/1/2038	200	195
4.05%, 3/15/2042	552	408
5.88%, 12/1/2053	1,566	1,400
5.75%, 4/15/2054	1,755	1,542
5.90%, 3/1/2055	805	723
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,878
Southwestern Public Service Co. 4.50%, 8/15/2041	200	169
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	319
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,020

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	221	224
5.70%, 12/30/2034 (b)	455	453
		82,096
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 3.90%, 11/15/2049	1,043	764
Energy Equipment & Services — 0.0% ^
Halliburton Co. 4.75%, 8/1/2043	540	455
Financial Services — 0.4%
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	1,100	1,100
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	758
3.85%, 4/5/2029	545	529
Fiserv, Inc.
3.20%, 7/1/2026	395	389
5.15%, 8/12/2034	3,200	3,138
4.40%, 7/1/2049	375	294
Global Payments, Inc.
3.20%, 8/15/2029	945	884
5.30%, 8/15/2029	371	374
2.90%, 5/15/2030	273	247
2.90%, 11/15/2031	522	454
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	1,810	1,760
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	700	713
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	436
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	670	670
		11,746
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	207
5.38%, 1/9/2036 (b)	200	193
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	1,565	1,402
4.65%, 9/17/2034	1,410	1,356
Conagra Brands, Inc. 5.30%, 11/1/2038	220	206
J M Smucker Co. (The) 6.20%, 11/15/2033	525	557
JBS USA Holding Lux SARL
3.75%, 12/1/2031	1,305	1,197
6.75%, 3/15/2034	1,347	1,447
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	545	555
6.38%, 2/25/2055 (b)	1,345	1,337
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	743
4.38%, 6/1/2046	629	497

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Mars, Inc. 5.65%, 5/1/2045 (b)	2,335	2,291
The Campbell's Co. 3.13%, 4/24/2050	315	198
Tyson Foods, Inc. 5.70%, 3/15/2034	920	938
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (b)	1,500	1,363
		14,487
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	679
4.13%, 10/15/2044	125	101
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	253
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	330
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,416
		2,779
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	434
4.38%, 9/1/2042	375	320
5.15%, 9/1/2043	769	725
3.55%, 2/15/2050	465	333
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	606
CSX Corp.
4.10%, 3/15/2044	190	154
3.35%, 9/15/2049	95	65
Norfolk Southern Corp. 4.05%, 8/15/2052	600	451
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	1,220	1,265
Uber Technologies, Inc.
4.80%, 9/15/2034	720	695
5.35%, 9/15/2054	240	218
		5,266
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	372
Becton Dickinson & Co. 4.67%, 6/6/2047	365	304
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	995
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	782
Solventum Corp. 5.60%, 3/23/2034	1,590	1,603
		4,056
Health Care Providers & Services — 0.7%
Aetna, Inc. 6.75%, 12/15/2037	440	466
Ascension Health Series B, 2.53%, 11/15/2029	430	396
Cencora, Inc. 5.13%, 2/15/2034	1,650	1,642
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	396
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	334
Cigna Group (The) 5.13%, 5/15/2031	1,080	1,098
CommonSpirit Health
1.55%, 10/1/2025	555	549

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
2.78%, 10/1/2030	550	496
3.91%, 10/1/2050	545	387
CVS Health Corp.
4.30%, 3/25/2028	171	169
5.25%, 2/21/2033	1,400	1,379
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	489	465
Elevance Health, Inc.
4.63%, 5/15/2042	500	428
4.65%, 1/15/2043	535	458
4.65%, 8/15/2044	100	85
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	968
HCA, Inc.
5.50%, 3/1/2032	526	532
5.60%, 4/1/2034	1,175	1,182
5.75%, 3/1/2035	1,259	1,269
5.13%, 6/15/2039	725	665
5.50%, 6/15/2047	650	588
3.50%, 7/15/2051	414	265
4.63%, 3/15/2052	1,385	1,083
5.95%, 9/15/2054	600	566
6.10%, 4/1/2064	1,075	1,015
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	173
Memorial Health Services 3.45%, 11/1/2049	1,340	917
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	157
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	207
Texas Health Resources 4.33%, 11/15/2055	300	236
Triad Holdings III LLC 7.25%, 4/1/2052 ‡	550	550
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	640
3.25%, 5/15/2051	560	358
5.88%, 2/15/2053	650	627
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	443
		21,189
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	134
2.00%, 5/18/2032	980	791
4.00%, 2/1/2050	653	465
DOC DR LLC 2.63%, 11/1/2031	505	437
Healthpeak OP LLC 3.50%, 7/15/2029	772	736
Ventas Realty LP
4.13%, 1/15/2026	114	113
3.25%, 10/15/2026	292	286
3.85%, 4/1/2027	554	547
Welltower OP LLC 6.50%, 3/15/2041	350	375
		3,884

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	673
5.45%, 8/14/2053	1,060	1,002
Starbucks Corp. 4.90%, 2/15/2031	1,000	1,008
		2,683
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	1,620	1,606
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,357
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	291
5.75%, 10/1/2041	235	228
6.50%, 10/1/2053	1,190	1,246
		4,728
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,110
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	355
3.00%, 4/15/2050	905	572
		927
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	392
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	568
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,012
5.75%, 3/1/2054	1,590	1,518
Athene Global Funding 2.95%, 11/12/2026 (b)	3,475	3,388
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	633
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,587
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,399
Corebridge Global Funding 5.20%, 6/24/2029 (b)	1,290	1,311
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	586
6.50%, 6/4/2029	470	480
F&G Global Funding
1.75%, 6/30/2026 (b)	750	726
5.88%, 6/10/2027 (b)	1,100	1,122
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	168
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	437
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	400	330
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	735
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	204
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	838	822
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	812
Prudential Financial, Inc. 3.91%, 12/7/2047	300	227

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	197
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	316
		19,970
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	1,350	1,320
5.40%, 8/15/2054	815	774
		2,094
IT Services — 0.3%
Accenture Capital, Inc.
4.25%, 10/4/2031	1,125	1,105
4.50%, 10/4/2034	760	730
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	810
2.30%, 9/14/2031	1,515	1,298
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	5,000	5,000
		8,943
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	448
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,304
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	497
		2,249
Media — 0.3%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	542
4.80%, 3/1/2050	1,475	1,141
3.70%, 4/1/2051	1,120	721
Comcast Corp.
3.25%, 11/1/2039	1,715	1,312
3.45%, 2/1/2050	609	408
2.89%, 11/1/2051	1,086	644
5.35%, 5/15/2053	1,160	1,050
2.94%, 11/1/2056	1,729	989
2.99%, 11/1/2063	259	143
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	351
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	804
Time Warner Cable LLC
6.55%, 5/1/2037	400	403
5.50%, 9/1/2041	359	316
		8,824
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	1,080	1,092
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	937
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (b)	1,080	1,086

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Reliance, Inc. 1.30%, 8/15/2025	2,500	2,482
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	631
		6,228
Multi-Utilities — 0.2%
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,570
CMS Energy Corp. 3.00%, 5/15/2026	475	468
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	1,090	699
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	184
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	910
NiSource, Inc. 1.70%, 2/15/2031	740	625
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	294
2.95%, 8/15/2051	1,050	640
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	251
5.75%, 9/15/2033	760	783
Series 21A, 3.15%, 9/30/2051	420	259
		6,683
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	300
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	619
5.80%, 10/1/2054 (b)	360	315
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	732	727
5.13%, 9/16/2034 (b)	2,012	1,942
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,215
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	799
Cheniere Energy, Inc. 5.65%, 4/15/2034	690	689
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	472
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	3,565	3,492
5.96%, 2/15/2055 (b)	2,415	2,247
ConocoPhillips Co. 5.50%, 1/15/2055	1,500	1,383
Coterra Energy, Inc.
3.90%, 5/15/2027	935	921
5.40%, 2/15/2035	1,250	1,212
Devon Energy Corp. 5.75%, 9/15/2054	1,310	1,139
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	828
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	720	719
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	570
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,112
5.63%, 4/5/2034	1,350	1,363

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.25%, 7/1/2029	1,450	1,474
4.15%, 9/15/2029	1,006	980
6.10%, 2/15/2042	400	386
5.30%, 4/1/2044	170	147
6.25%, 4/15/2049	800	762
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	876
Enterprise Products Operating LLC 4.95%, 2/15/2035	2,380	2,326
Exxon Mobil Corp.
3.00%, 8/16/2039	895	685
3.57%, 3/6/2045	1,215	909
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	545	417
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	972	782
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,450	2,419
Kinder Morgan, Inc. 7.80%, 8/1/2031	1,151	1,308
MPLX LP
5.50%, 6/1/2034	1,690	1,666
5.40%, 4/1/2035	675	658
4.95%, 3/14/2052	520	420
5.95%, 4/1/2055	605	559
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	223
Occidental Petroleum Corp.
5.20%, 8/1/2029	370	367
4.30%, 8/15/2039	509	390
ONEOK Partners LP 6.65%, 10/1/2036	350	368
ONEOK, Inc. 4.75%, 10/15/2031	2,125	2,074
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	919
Plains All American Pipeline LP 5.95%, 6/15/2035	1,475	1,473
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	274
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	375	375
5.03%, 10/1/2029 (b)	430	426
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	649	680
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	859
3.46%, 7/12/2049	815	557
3.13%, 5/29/2050	1,180	756
Williams Cos., Inc. (The)
5.60%, 3/15/2035	1,365	1,378
5.80%, 11/15/2054	2,000	1,893
6.00%, 3/15/2055	380	369
		51,919
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	832	767
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	1,032

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	331
4.00%, 9/18/2042	240	200
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	1,015	718
5.55%, 2/22/2054	160	152
5.65%, 2/22/2064	1,460	1,380
Eli Lilly & Co. 5.00%, 2/9/2054	890	808
Merck & Co., Inc.
4.00%, 3/7/2049	860	668
2.90%, 12/10/2061	965	545
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	1,888
Royalty Pharma plc 1.20%, 9/2/2025	353	350
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	922
5.65%, 7/5/2044	422	408
3.18%, 7/9/2050	1,486	942
Zoetis, Inc. 2.00%, 5/15/2030	760	675
		9,987
Residential REITs — 0.1%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,715
Mid-America Apartments LP 3.95%, 3/15/2029	920	902
UDR, Inc.
2.95%, 9/1/2026	382	374
3.00%, 8/15/2031	305	273
2.10%, 8/1/2032	640	519
		3,783
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	787
2.50%, 8/16/2031	425	366
NNN REIT, Inc.
4.00%, 11/15/2025	783	780
4.30%, 10/15/2028	620	613
5.60%, 10/15/2033	600	608
		3,154
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,348
5.05%, 7/12/2029	2,650	2,697
4.55%, 2/15/2032	1,724	1,688
3.14%, 11/15/2035 (b)	1,413	1,170
Intel Corp.
3.73%, 12/8/2047	580	394
3.25%, 11/15/2049	695	424
3.05%, 8/12/2051	695	400

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.70%, 2/10/2053	590	529
KLA Corp. 3.30%, 3/1/2050	600	405
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,407
NXP BV (Netherlands)
2.50%, 5/11/2031	1,405	1,211
3.25%, 5/11/2041	1,445	1,021
3.25%, 11/30/2051	682	419
Texas Instruments, Inc. 5.05%, 5/18/2063	2,379	2,101
		16,214
Software — 0.3%
Cadence Design Systems, Inc.
4.30%, 9/10/2029	10	10
4.70%, 9/10/2034	1,820	1,770
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,238
5.50%, 9/15/2053	380	368
Oracle Corp.
4.90%, 2/6/2033	1,300	1,282
3.60%, 4/1/2040	1,000	781
3.60%, 4/1/2050	920	625
4.38%, 5/15/2055	900	682
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,281
2.00%, 6/30/2030	570	501
Synopsys, Inc. 5.70%, 4/1/2055	1,415	1,351
VMware LLC 4.65%, 5/15/2027	550	551
		10,440
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	312	307
2.10%, 6/15/2030	630	554
1.88%, 10/15/2030	1,090	936
3.10%, 6/15/2050	496	314
2.95%, 1/15/2051	324	198
Crown Castle, Inc.
4.00%, 3/1/2027	264	261
2.10%, 4/1/2031	2,000	1,690
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,102
Extra Space Storage LP 4.00%, 6/15/2029	859	834
		6,196
Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	690	584

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
5.40%, 7/15/2034	760	766
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	424
		1,774
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. 4.10%, 8/8/2062	1,200	926
Dell International LLC
6.02%, 6/15/2026	520	525
4.90%, 10/1/2026	1,265	1,268
5.25%, 2/1/2028	1,245	1,270
5.30%, 4/1/2032	3,215	3,230
3.45%, 12/15/2051	61	40
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,090	2,035
		9,294
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,443
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	733
4.39%, 8/15/2037	1,730	1,522
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	103
		3,801
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.38%, 7/15/2029 (b)	2,400	2,426
5.13%, 4/10/2030 (b)	825	820
		3,246
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	750
5.45%, 3/1/2054	2,300	2,158
		2,908
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,874
3.40%, 10/15/2052	1,525	996
3.60%, 11/15/2060	915	595
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	925
5.63%, 2/10/2053	250	229
5.75%, 6/28/2054	1,400	1,310
		6,929
Total Corporate Bonds (Cost $759,094)		721,766

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 21.4%
FHLMC
Pool # 846812, ARM, 6.48%, 4/1/2030 (f)	1	1
Pool # 781087, ARM, 6.36%, 12/1/2033 (f)	46	47
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (f)	40	40
Pool # 847356, ARM, 6.82%, 12/1/2034 (f)	40	41
Pool # 782979, ARM, 6.50%, 1/1/2035 (f)	58	60
Pool # 1Q0025, ARM, 6.73%, 2/1/2036 (f)	19	19
Pool # 848431, ARM, 6.93%, 2/1/2036 (f)	29	29
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (f)	7	7
Pool # 848365, ARM, 7.12%, 7/1/2036 (f)	32	33
Pool # 1A1096, ARM, 6.41%, 10/1/2036 (f)	68	69
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (f)	33	34
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (f)	9	9
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (f)	52	53
Pool # 782760, ARM, 7.26%, 11/1/2036 (f)	32	33
Pool # 1J1634, ARM, 6.85%, 12/1/2036 (f)	41	42
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (f)	37	38
Pool # 848699, ARM, 7.18%, 7/1/2040 (f)	64	65
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	67	66
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	7	8
Pool # G01448, 7.00%, 8/1/2032	19	20
Pool # A13625, 5.50%, 10/1/2033	69	70
Pool # A16107, 6.00%, 12/1/2033	46	47
Pool # A17537, 6.00%, 1/1/2034	39	40
Pool # A61572, 5.00%, 9/1/2034	229	230
Pool # A28796, 6.50%, 11/1/2034	41	42
Pool # G03369, 6.50%, 1/1/2035	76	78
Pool # A46987, 5.50%, 7/1/2035	185	191
Pool # G01919, 4.00%, 9/1/2035	129	125
Pool # C02641, 7.00%, 10/1/2036	28	30
Pool # C02660, 6.50%, 11/1/2036	56	58
Pool # A93383, 5.00%, 8/1/2040	153	154
Pool # A93511, 5.00%, 8/1/2040	157	157
Pool # G06493, 4.50%, 5/1/2041	660	648
Pool # Z40179, 4.00%, 7/1/2048	1,671	1,561
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	22	22
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	221	217
Pool # U80254, 3.00%, 3/1/2033	144	140
Pool # P20409, 5.50%, 10/1/2033	35	36
Pool # U90975, 4.00%, 6/1/2042	683	645
Pool # U90673, 4.00%, 1/1/2043	166	157
Pool # U99134, 4.00%, 1/1/2046	3,470	3,245
Pool # U69030, 4.50%, 1/1/2046	1,240	1,201
Pool # RE0006, 3.50%, 1/1/2050	2,180	1,970
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,094	1,056

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # SD3301, 2.50%, 1/1/2051	2,924	2,417
Pool # RA5680, 2.00%, 8/1/2051	7,998	6,246
Pool # SD0781, 3.00%, 11/1/2051	4,997	4,280
Pool # SD1076, 3.00%, 1/1/2052	729	626
Pool # RA6702, 3.00%, 2/1/2052	3,512	2,990
Pool # SD3952, 2.50%, 3/1/2052	5,046	4,166
Pool # QE3414, 3.00%, 5/1/2052	3,813	3,279
Pool # SD3781, 4.00%, 7/1/2052	3,161	2,903
Pool # QF0379, 5.00%, 8/1/2052	1,059	1,028
Pool # SD1725, 4.00%, 10/1/2052	4,701	4,316
Pool # RJ1781, 6.00%, 6/1/2054	7,644	7,779
FNMA
Pool # 54844, ARM, 4.35%, 9/1/2027 (f)	2	2
Pool # 303532, ARM, 4.44%, 3/1/2029 (f)	1	1
Pool # 555258, ARM, 6.28%, 1/1/2033 (f)	112	112
Pool # 722985, ARM, 7.28%, 7/1/2033 (f)	6	6
Pool # 746299, ARM, 7.60%, 9/1/2033 (f)	36	38
Pool # 766610, ARM, 6.45%, 1/1/2034 (f)	11	12
Pool # 920467, ARM, 8.12%, 2/1/2034 (f)	57	58
Pool # 770377, ARM, 6.29%, 4/1/2034 (f)	18	18
Pool # 751531, ARM, 6.21%, 5/1/2034 (f)	47	48
Pool # 782306, ARM, 6.17%, 7/1/2034 (f)	5	5
Pool # 735332, ARM, 6.52%, 8/1/2034 (f)	49	50
Pool # 790235, ARM, 7.36%, 8/1/2034 (f)	38	39
Pool # 791961, ARM, 5.94%, 9/1/2034 (f)	12	12
Pool # 803599, ARM, 6.56%, 10/1/2034 (f)	33	33
Pool # 803594, ARM, 6.59%, 10/1/2034 (f)	47	47
Pool # 896463, ARM, 7.39%, 10/1/2034 (f)	25	25
Pool # 806776, ARM, 6.21%, 11/1/2034 (f)	42	42
Pool # 806778, ARM, 6.76%, 11/1/2034 (f)	103	105
Pool # 810896, ARM, 6.21%, 1/1/2035 (f)	89	91
Pool # 802692, ARM, 6.62%, 1/1/2035 (f)	43	43
Pool # 816597, ARM, 6.42%, 2/1/2035 (f)	11	11
Pool # 735539, ARM, 6.42%, 4/1/2035 (f)	163	168
Pool # 745862, ARM, 6.57%, 4/1/2035 (f)	27	28
Pool # 821378, ARM, 6.04%, 5/1/2035 (f)	30	30
Pool # 823660, ARM, 6.59%, 5/1/2035 (f)	30	30
Pool # 745766, ARM, 6.60%, 6/1/2035 (f)	68	69
Pool # 843026, ARM, 6.16%, 9/1/2035 (f)	84	84
Pool # 832801, ARM, 7.21%, 9/1/2035 (f)	3	3
Pool # 849251, ARM, 6.46%, 1/1/2036 (f)	32	33
Pool # 895141, ARM, 6.44%, 7/1/2036 (f)	36	37
Pool # 900197, ARM, 7.51%, 10/1/2036 (f)	45	46
FNMA UMBS, 20 Year Pool # MA1138, 3.50%, 8/1/2032	170	167
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	5	5
Pool # 695533, 8.00%, 6/1/2027	3	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 755973, 8.00%, 11/1/2028	24	24
Pool # 455759, 6.00%, 12/1/2028	3	3
Pool # 252211, 6.00%, 1/1/2029	4	4
Pool # 889020, 6.50%, 11/1/2029	56	58
Pool # 598559, 6.50%, 8/1/2031	14	14
Pool # 622542, 5.50%, 9/1/2031	69	71
Pool # 788150, 6.00%, 3/1/2032	7	7
Pool # 675555, 6.00%, 12/1/2032	23	24
Pool # AL0045, 6.00%, 12/1/2032	96	99
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # 688625, 6.00%, 3/1/2033	5	6
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	31	32
Pool # 723852, 5.00%, 7/1/2033	39	39
Pool # 729296, 5.00%, 7/1/2033	76	76
Pool # 729379, 6.00%, 8/1/2033	11	11
Pool # 737825, 6.00%, 9/1/2033	14	14
Pool # 750977, 4.50%, 11/1/2033	26	25
Pool # 725017, 5.50%, 12/1/2033	147	150
Pool # 751341, 5.50%, 3/1/2034	23	23
Pool # 888568, 5.00%, 12/1/2034	3	3
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,088	1,146
Pool # 820347, 5.00%, 9/1/2035	30	30
Pool # 833657, 7.50%, 8/1/2036	12	13
Pool # 986648, 6.00%, 9/1/2037	57	59
Pool # 888892, 7.50%, 11/1/2037	14	15
Pool # 257510, 7.00%, 12/1/2038	59	62
Pool # AD0753, 7.00%, 1/1/2039	37	39
Pool # AT5891, 3.00%, 6/1/2043	1,307	1,163
Pool # AL7527, 4.50%, 9/1/2043	456	447
Pool # BM3500, 4.00%, 9/1/2047	1,339	1,273
Pool # BJ1778, 4.50%, 10/1/2047	485	465
Pool # BN9180, 4.00%, 6/1/2049	327	304
Pool # BK8753, 4.50%, 6/1/2049	625	597
Pool # BO1219, 4.50%, 6/1/2049	1,859	1,776
Pool # BO7077, 3.00%, 9/1/2049	1,754	1,516
Pool # CA5549, 3.00%, 4/1/2050	3,852	3,328
Pool # CA5702, 2.50%, 5/1/2050	5,030	4,156
Pool # CA6079, 2.50%, 6/1/2050	2,888	2,357
Pool # BP6439, 2.50%, 7/1/2050	6,359	5,192
Pool # CA6361, 2.50%, 7/1/2050	3,716	3,081
Pool # CA6989, 2.50%, 9/1/2050	4,428	3,666
Pool # FS3599, 2.50%, 1/1/2051	4,235	3,489
Pool # BQ4516, 2.00%, 2/1/2051	5,859	4,588
Pool # FS5759, 3.50%, 2/1/2051	8,234	7,395
Pool # FS0730, 4.00%, 2/1/2051	3,562	3,293
Pool # FM8651, 2.50%, 4/1/2051	7,634	6,285

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB0047, 3.00%, 4/1/2051	855	727
Pool # BU0070, 2.50%, 10/1/2051	4,205	3,449
Pool # CB1908, 2.50%, 10/1/2051	10,022	8,243
Pool # MA4466, 2.50%, 11/1/2051	3,993	3,261
Pool # FS2559, 3.00%, 12/1/2051	2,196	1,886
Pool # FS4108, 4.00%, 12/1/2051	3,270	3,008
Pool # CB2637, 2.50%, 1/1/2052	3,433	2,815
Pool # CB2664, 3.00%, 1/1/2052	1,601	1,377
Pool # FS5986, 2.50%, 2/1/2052	4,346	3,590
Pool # FS3345, 3.00%, 2/1/2052	4,243	3,649
Pool # FS7749, 3.00%, 2/1/2052	4,308	3,710
Pool # FA0097, 2.50%, 3/1/2052	7,179	5,893
Pool # FS5446, 2.50%, 3/1/2052	5,634	4,630
Pool # FS8041, 2.50%, 3/1/2052	4,210	3,478
Pool # FS0751, 3.00%, 3/1/2052	828	711
Pool # BV5389, 3.00%, 4/1/2052	2,069	1,780
Pool # CB3383, 4.00%, 4/1/2052	4,127	3,791
Pool # FS4720, 2.50%, 5/1/2052	4,211	3,491
Pool # CB3494, 3.00%, 5/1/2052 (g)	7,813	6,693
Pool # FS7204, 3.00%, 5/1/2052	1,609	1,381
Pool # CB3679, 4.00%, 5/1/2052	4,001	3,675
Pool # CB3913, 4.00%, 5/1/2052	1,606	1,474
Pool # BV2531, 3.00%, 6/1/2052	21,712	18,506
Pool # BV5631, 3.00%, 6/1/2052	6,145	5,285
Pool # CB4124, 4.00%, 6/1/2052	2,059	1,890
Pool # CB4608, 4.00%, 9/1/2052	4,414	4,053
Pool # FS2898, 4.50%, 9/1/2052	2,818	2,673
Pool # BW8524, 5.00%, 9/1/2052	1,673	1,625
Pool # BW9985, 5.00%, 9/1/2052	3,629	3,522
Pool # BV6789, 4.00%, 10/1/2052	1,308	1,200
Pool # BX0091, 5.00%, 10/1/2052	1,636	1,589
Pool # BV6794, 5.00%, 11/1/2052	1,429	1,402
Pool # CB5896, 5.00%, 3/1/2053	2,421	2,353
Pool # BY4714, 5.00%, 6/1/2053	5,586	5,416
Pool # BY7027, 5.00%, 8/1/2053	4,758	4,613
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	11	12
Pool # 653815, 7.00%, 2/1/2033	3	3
Pool # 752786, 6.00%, 9/1/2033	25	25
Pool # 931717, 6.50%, 8/1/2039	114	116
FNMA, Other
Pool # AM4991, 3.97%, 12/1/2025	1,498	1,490
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,659	1,650
Pool # 468645, 4.54%, 7/1/2026	2,225	2,226
Pool # AM7223, 3.11%, 12/1/2026	3,026	2,971
Pool # AM8803, 2.78%, 6/1/2027	4,340	4,221
Pool # AM8987, 2.79%, 6/1/2027	1,595	1,550

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9574, 1.00%, 12/1/2027	3,814	3,529
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,950
Pool # BS8075, 5.00%, 9/1/2029	1,890	1,936
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,343
Pool # BL4364, 2.24%, 11/1/2029	5,218	4,793
Pool # BL4333, 2.52%, 11/1/2029	5,686	5,281
Pool # AM7785, 3.17%, 2/1/2030	2,589	2,459
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,933
Pool # AM8544, 3.08%, 4/1/2030	6,902	6,525
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,469
Pool # AM8700, 2.93%, 6/1/2030	1,804	1,692
Pool # AM9020, 2.97%, 6/1/2030	3,470	3,258
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,082
Pool # BZ2136, 4.59%, 9/1/2030	813	822
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,132
Pool # BL9251, 1.45%, 10/1/2030	4,311	3,725
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,453
Pool # BL4315, 2.39%, 9/1/2031	4,254	3,805
Pool # BS5153, 2.53%, 9/1/2031	971	867
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,678
Pool # BS3637, 1.73%, 11/1/2031	3,841	3,290
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,153
Pool # BS8294, 4.44%, 1/1/2032	2,449	2,430
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,904
Pool # BM7037, 1.76%, 3/1/2032 (f)	6,727	5,676
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,350
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,238
Pool # BS5760, 2.43%, 5/1/2032	2,823	2,493
Pool # BZ3982, 4.66%, 6/1/2032 (g)	7,500	7,526
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,775
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,077
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,851
Pool # BS6597, 3.67%, 9/1/2032	820	766
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,630
Pool # BS6505, 3.54%, 10/1/2032	3,345	3,122
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,278
Pool # BS6759, 3.97%, 10/1/2032	4,797	4,584
Pool # AP9632, 4.00%, 10/1/2032	103	101
Pool # AP9762, 4.00%, 10/1/2032	61	60
Pool # BS6926, 4.51%, 10/1/2032	4,000	3,975
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,049
Pool # BM6492, 1.51%, 11/1/2032 (f)	15,755	12,824
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,235
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,563
Pool # AQ7084, 3.50%, 12/1/2032	210	205
Pool # AT2703, 3.50%, 5/1/2033	509	492
Pool # AT2954, 3.50%, 5/1/2033	314	305
Pool # AT4180, 3.50%, 5/1/2033	294	285

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT4939, 3.50%, 5/1/2033	264	258
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,946
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,879
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,257
Pool # 754922, 5.50%, 9/1/2033	25	25
Pool # 762520, 4.00%, 11/1/2033	124	122
Pool # BS4198, 2.16%, 12/1/2033	8,756	7,329
Pool # BL3756, 2.92%, 9/1/2034	2,498	2,187
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,179
Pool # AM8922, 3.03%, 6/1/2035	2,059	1,927
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,171
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,653
Pool # 849215, 6.50%, 1/1/2036	16	16
Pool # 886320, 6.50%, 7/1/2036	12	13
Pool # BS4368, 2.29%, 1/1/2037	4,981	3,986
Pool # 888796, 6.00%, 9/1/2037	41	42
Pool # AO7225, 4.00%, 7/1/2042	213	201
Pool # AO9352, 4.00%, 7/1/2042	317	299
Pool # MA1125, 4.00%, 7/1/2042	268	253
Pool # AR1397, 3.00%, 1/1/2043	649	576
Pool # MA1711, 4.50%, 12/1/2043	1,063	1,029
Pool # MA1828, 4.50%, 3/1/2044	823	792
Pool # BF0558, 5.00%, 12/1/2049	3,178	3,172
Pool # BF0091, 3.50%, 5/1/2056	880	778
Pool # BF0101, 3.50%, 6/1/2056	2,818	2,497
Pool # BM6545, 3.50%, 5/1/2058	2,746	2,416
Pool # BF0300, 4.00%, 8/1/2058	7,731	7,144
Pool # BF0464, 3.50%, 3/1/2060	2,280	2,005
Pool # BF0546, 2.50%, 7/1/2061	3,312	2,547
Pool # BF0560, 2.50%, 9/1/2061	4,129	3,176
Pool # BF0590, 2.50%, 12/1/2061	6,928	5,438
Pool # BF0579, 3.00%, 12/1/2061	5,687	4,720
Pool # BF0583, 4.00%, 12/1/2061	3,821	3,476
Pool # BF0759, 2.50%, 5/1/2062	5,633	4,332
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2055 (g)	22,840	18,605
TBA, 3.00%, 7/25/2055 (g)	16,592	14,116
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	11	11
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 591882, 6.50%, 7/15/2032	9	9
Pool # 607645, 6.50%, 2/15/2033	19	20
Pool # 607724, 7.00%, 2/15/2033	23	24
Pool # 604209, 6.50%, 4/15/2033	26	27
Pool # 781614, 7.00%, 6/15/2033	27	28
Pool # BM2141, 5.00%, 7/15/2049	377	373
Pool # CO1916, 5.00%, 9/15/2052	2,864	2,875

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II
Pool # CE5524, ARM, 5.91%, 8/20/2071 (f)	2,576	2,703
Pool # CH7776, ARM, 5.71%, 10/20/2071 (f)	2,995	3,117
Pool # CE5546, ARM, 5.84%, 10/20/2071 (f)	5,126	5,353
Pool # CK7234, ARM, 5.67%, 2/20/2072 (f)	2,510	2,608
Pool # CK2783, ARM, 5.80%, 2/20/2072 (f)	4,911	5,139
Pool # CK2799, ARM, 5.82%, 3/20/2072 (f)	4,083	4,276
Pool # CK2810, ARM, 5.78%, 4/20/2072 (f)	4,858	5,086
Pool # CP1819, ARM, 5.93%, 7/20/2072 (f)	3,811	4,027
Pool # CG5357, ARM, 5.86%, 8/20/2072 (f)	1,240	1,306
Pool # CP4923, ARM, 6.01%, 8/20/2072 (f)	5,385	5,675
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	3	3
Pool # 2647, 8.00%, 9/20/2028	—	—
Pool # 3427, 4.50%, 8/20/2033	36	35
Pool # 4245, 6.00%, 9/20/2038	285	302
Pool # AK8806, 4.25%, 3/20/2045	632	593
Pool # BM2118, 4.50%, 6/20/2049	144	136
Pool # BO0535, 4.00%, 7/20/2049	1,104	1,009
Pool # BO8227, 5.00%, 7/20/2049	847	844
Pool # BO8229, 5.00%, 7/20/2049	528	529
Pool # BM9734, 4.00%, 10/20/2049	1,263	1,168
Pool # BQ4115, 3.00%, 3/20/2050	2,555	2,226
Pool # 785294, 3.50%, 1/20/2051	3,143	2,759
Pool # CB1543, 3.00%, 2/20/2051	2,254	1,964
Pool # 785445, 2.50%, 3/20/2051	7,859	6,492
Pool # CK2698, 3.00%, 2/20/2052	1,207	1,052
Pool # CK2716, 3.50%, 2/20/2052	3,784	3,322
Pool # CM2161, 3.00%, 3/20/2052	2,010	1,752
Pool # CM2213, 3.00%, 3/20/2052	425	371
Pool # CN2859, 4.50%, 6/20/2052	3,522	3,331
Pool # CO4824, 5.00%, 6/20/2052	1,386	1,369
Pool # CO4865, 5.00%, 7/20/2052	1,810	1,764
Pool # MA8200, 4.00%, 8/20/2052	7,969	7,331
Pool # CO8413, 4.50%, 9/20/2052	4,684	4,427
Pool # MA8343, 2.50%, 10/20/2052	4,613	3,867
Pool # MA8485, 2.50%, 12/20/2052	7,933	6,649
Pool # MA8721, 3.00%, 3/20/2053	5,589	4,881
Pool # CT7445, 6.00%, 4/20/2053	1,362	1,386

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA9301, 3.50%, 11/20/2053 (g)	3,074	2,737
Pool # MA9484, 3.50%, 2/20/2054 (g)	2,613	2,326
Pool # MB0360, 2.50%, 5/20/2055	8,000	6,705
GNMA II, Other Pool # 787980, 4.00%, 5/20/2065	6,503	5,873
Total Mortgage-Backed Securities (Cost $688,365)		664,292
Asset-Backed Securities — 12.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.24%, 12/26/2044 (b) (f)	370	358
Air Canada Pass-Through Trust (Canada)
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	159	154
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	328	304
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	464	431
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	132	124
Series 2019-1, Class A, 3.50%, 2/15/2032	2,186	1,924
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,485
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	786
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,527
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,184
Series 2025-SFR1, Class B, 3.66%, 6/17/2042 (b)	2,700	2,501
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 ‡ (b)	3,477	3,482
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class B, 5.51%, 8/20/2031 (b)	1,500	1,511
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	1,934	1,939
Bedrock ABS I LLC, 7.95%, 12/27/2037 ‡	2,090	2,148
BG Beta Ltd. (Cayman Islands), 6.28%, 7/16/2054 ‡	2,758	2,794
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	2,998	2,965
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	4,173
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,251
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	334	322
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	539	514
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	531	490
Carmax Auto Owner Trust Series 2025-2, Class A4, 4.65%, 11/15/2030	3,730	3,743
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	787	737
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	983	989
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (e)	791	785
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (e)	180	177
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	873
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 7/15/2031 (b)	3,276	3,279
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	4,098
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,917
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,819
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,049
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,176

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,260
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,524
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,845	3,894
6.95%, 2/15/2034 ‡	6,000	6,009
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,120
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,566
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,229
Credit One Ltd., 6.47%, 2/25/2029 ‡ (b)	4,000	4,026
CVS Pass-Through Trust, 5.93%, 1/10/2034 (b)	612	612
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (f)	28	27
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,632
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	193	188
Series 2020-1, Class AA, 2.00%, 6/10/2028	254	238
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,850	2,856
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	1,667	1,649
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	3,250	3,276
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,329	1,361
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,589
Energy Assets, 8.11%, 8/25/2044 ‡	1,013	1,021
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (b)	2,880	2,876
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,954
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,427
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,841
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	8,600	8,247
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,586
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,272
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,842
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	4,028
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	3,169
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	5,950	5,961
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,999
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	3,263	3,289
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	18	15
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	1,498	1,498
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,531
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,104
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	6,980	7,028
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,506
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,080	920
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	2,595	2,438
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	223	204
Goodleap, 6.63%, 7/15/2038 ‡ (b)	3,960	4,063

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Grene Energy Senio, 11.00%, 1/17/2061 ‡	174	148
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (f)	6,300	6,315
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	1,436	1,435
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	574	510
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	224	201
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	595	540
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 6.93%, 4/20/2037 (b) (f)	1,500	1,501
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	2,723	2,738
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,324
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,181	2,189
Jonah Energy ABS II LLC Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	3,254	3,253
Jonah Energy ABS LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,420	1,424
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (b) (f)	694	12
Series 2013-2, Class A, IO, 1.75%, 3/25/2039 (b) (f)	625	18
Series 2015-2, Class A, IO, 2.56%, 7/25/2041 (b) (f)	430	42
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,737
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	4,729	4,565
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	940	940
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	4,220	4,255
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	248	248
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,223
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,723	1,755
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	613	601
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	4,507	4,505
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (e)	172	169
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	498	492
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	2,082	2,020
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	942	907
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,849
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	6,028
Pendoor Proper, 0.00%, 2/15/2026 ‡ (b)	720	714
Perimeter Master Note Business Trust Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	6,550	6,514
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.57%, 5/25/2027 (b) (f)	3,450	3,460
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,240
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	3,426	3,439
PRET LLC
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (b) (e)	2,573	2,561
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (f)	3,929	3,924
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,906
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	1,892	1,722
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,338
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,662

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (b)	7,445	6,833
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	4,994	4,994
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	70
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	299	278
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	4,212	4,211
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,193	2,225
Santander Drive Auto Receivables Trust
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,738
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,853
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,825
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,557
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (b)	133	132
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,344
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,709
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,942
SCF Equipment Trust LLC Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,544
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.84%, 1/25/2036 (e)	136	115
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	2,838	2,928
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,804
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	536	531
Series 2018-1, Class B, 4.60%, 3/1/2026	326	321
Series 2016-1, Class A, 3.45%, 7/7/2028	474	451
Series 2018-1, Class AA, 3.50%, 3/1/2030	511	478
Series 2018-1, Class A, 3.70%, 3/1/2030	1,153	1,067
Series 2019-1, Class AA, 4.15%, 8/25/2031	737	695
Series 2019-1, Class A, 4.55%, 8/25/2031	659	606
Series 2019-2, Class AA, 2.70%, 5/1/2032	995	878
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,472	1,462
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,494	1,522
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (b)	4,700	2,004
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,998	5,704
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (b) (e)	422	421
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (b) (e)	235	235
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	374	373
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (e)	232	231
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	503	503
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,920
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,440
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,691
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,114
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,006
Total Asset-Backed Securities (Cost $378,603)		377,063

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 6.0%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,972	2,008
Series 2005-1CB, Class 1A6, IF, IO, 2.66%, 3/25/2035 (f)	267	29
Series 2005-22T1, Class A2, IF, IO, 0.63%, 6/25/2035 (f)	2,508	150
Series 2005-20CB, Class 3A8, IF, IO, 0.31%, 7/25/2035 (f)	877	36
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	803	684
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	17
Series 2005-37T1, Class A2, IF, IO, 0.61%, 9/25/2035 (f)	1,886	113
Series 2005-54CB, Class 1A2, IF, IO, 0.41%, 11/25/2035 (f)	1,273	58
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	506	385
Series 2005-57CB, Class 3A2, IF, IO, 0.66%, 12/25/2035 (f)	372	24
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	232	205
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	840	411
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	4,000	4,057
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	5	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	217	195
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	48	35
Series 2004-2, Class 30, PO, 9/20/2034	59	45
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	101	90
Series 2005-7, Class 30, PO, 11/25/2035	49	50
Series 2005-8, Class 30, PO, 1/25/2036	29	19
Series 2006-A, Class 3A2, 4.92%, 2/20/2036 (f)	75	67
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.91%, 2/25/2034 (f)	20	20
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 7.04%, 10/25/2033 (f)	9	9
Series 2004-1, Class 12A1, 5.34%, 4/25/2034 (f)	111	99
Series 2004-2, Class 14A, 4.53%, 5/25/2034 (f)	17	15
Series 2006-1, Class A1, 6.53%, 2/25/2036 (f)	224	212
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (e)	7,170	7,190
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,747
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 5.26%, 5/20/2034 (f)	22	21
Series 2004-HYB3, Class 2A, 4.47%, 6/20/2034 (f)	73	69
Series 2004-7, Class 2A1, 5.42%, 6/25/2034 (f)	68	62
Series 2004-HYB6, Class A3, 5.93%, 11/20/2034 (f)	84	81
Series 2005-16, Class A23, 5.50%, 9/25/2035	169	102
Series 2005-22, Class 2A1, 5.20%, 11/25/2035 (f)	508	419
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	25	15
Series 2005-8, Class A, PO, 11/25/2035	46	27
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (f)	9	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 7.35%, 8/25/2034 (f)	7	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	119	116
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	8	5
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	9	8
Series 2005-1, Class 2A1A, 3.47%, 2/25/2035 (f)	111	96
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	68	68
Series 2005-5, Class 1A2, 4.45%, 8/25/2035 (f)	134	112
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	129	132
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	29	29
Series 2003-25, Class 1P, PO, 10/25/2033	61	46
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	367	374
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	774	789
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	5,679	5,083
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,598	2,492
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,246	1,988
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,725	1,388
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,659	4,225
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,962	2,523
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,368	3,627
Series 2024-1, Class MT, 3.00%, 11/25/2063	2,042	1,703
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,141	5,278
FHLMC, REMIC
Series 3720, Class A, 4.50%, 9/15/2025	—	—
Series 3131, Class BK, 5.50%, 3/15/2026	4	4
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	5	5
Series 3229, Class HE, 5.00%, 10/15/2026	5	5
Series 1963, Class Z, 7.50%, 1/15/2027	4	4
Series 1935, Class FL, 5.15%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	3	3
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 2019, Class Z, 6.50%, 12/15/2027	8	8
Series 2038, Class PN, IO, 7.00%, 3/15/2028	7	—
Series 2040, Class PE, 7.50%, 3/15/2028	12	12
Series 4251, Class KW, 2.50%, 4/15/2028	788	770
Series 2043, Class CJ, 6.50%, 4/15/2028	2	2
Series 2054, Class PV, 7.50%, 5/15/2028	7	7
Series 2075, Class PM, 6.25%, 8/15/2028	26	26
Series 2075, Class PH, 6.50%, 8/15/2028	23	23
Series 2086, Class GB, 6.00%, 9/15/2028	4	4

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	12	1
Series 2095, Class PE, 6.00%, 11/15/2028	30	31
Series 2125, Class JZ, 6.00%, 2/15/2029	13	13
Series 2136, Class PG, 6.00%, 3/15/2029	13	13
Series 2132, Class SB, IF, 11.20%, 3/15/2029 (f)	2	3
Series 2141, IO, 7.00%, 4/15/2029	3	—
Series 2169, Class TB, 7.00%, 6/15/2029	36	37
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4	—
Series 2172, Class QC, 7.00%, 7/15/2029	33	34
Series 2176, Class OJ, 7.00%, 8/15/2029	26	26
Series 2201, Class C, 8.00%, 11/15/2029	6	7
Series 2209, Class TC, 8.00%, 1/15/2030	11	12
Series 2210, Class Z, 8.00%, 1/15/2030	26	27
Series 2224, Class CB, 8.00%, 3/15/2030	6	7
Series 2230, Class Z, 8.00%, 4/15/2030	13	14
Series 2234, Class PZ, 7.50%, 5/15/2030	13	14
Series 2247, Class Z, 7.50%, 8/15/2030	15	16
Series 2256, Class MC, 7.25%, 9/15/2030	11	12
Series 2259, Class ZM, 7.00%, 10/15/2030	28	29
Series 2262, Class Z, 7.50%, 10/15/2030	3	3
Series 2271, Class PC, 7.25%, 12/15/2030	28	29
Series 2296, Class PD, 7.00%, 3/15/2031	19	20
Series 2313, Class LA, 6.50%, 5/15/2031	8	8
Series 2325, Class PM, 7.00%, 6/15/2031	16	16
Series 2359, Class ZB, 8.50%, 6/15/2031	46	50
Series 2344, Class ZD, 6.50%, 8/15/2031	163	169
Series 2344, Class ZJ, 6.50%, 8/15/2031	20	21
Series 2345, Class NE, 6.50%, 8/15/2031	17	18
Series 2351, Class PZ, 6.50%, 8/15/2031	12	12
Series 2353, Class AZ, 6.00%, 9/15/2031	78	80
Series 2367, Class ME, 6.50%, 10/15/2031	33	34
Series 2396, Class FM, 4.90%, 12/15/2031 (f)	17	17
Series 2399, Class OH, 6.50%, 1/15/2032	37	38
Series 2399, Class TH, 6.50%, 1/15/2032	44	46
Series 2464, Class SI, IF, IO, 3.55%, 2/15/2032 (f)	85	7
Series 2410, Class QX, IF, IO, 4.20%, 2/15/2032 (f)	14	1
Series 2410, Class NG, 6.50%, 2/15/2032	40	42
Series 2420, Class XK, 6.50%, 2/15/2032	69	72
Series 2412, Class SP, IF, 7.21%, 2/15/2032 (f)	37	39
Series 2410, Class QS, IF, 7.94%, 2/15/2032 (f)	35	37
Series 2444, Class ES, IF, IO, 3.50%, 3/15/2032 (f)	31	3
Series 2450, Class SW, IF, IO, 3.55%, 3/15/2032 (f)	25	2
Series 2430, Class WF, 6.50%, 3/15/2032	84	88
Series 2423, Class MC, 7.00%, 3/15/2032	44	45
Series 2423, Class MT, 7.00%, 3/15/2032	35	37
Series 2435, Class CJ, 6.50%, 4/15/2032	49	51
Series 2434, Class TC, 7.00%, 4/15/2032	46	47
Series 2436, Class MC, 7.00%, 4/15/2032	18	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2455, Class GK, 6.50%, 5/15/2032	102	107
Series 2450, Class GZ, 7.00%, 5/15/2032	29	31
Series 2462, Class JG, 6.50%, 6/15/2032	45	46
Series 2466, Class PH, 6.50%, 6/15/2032	79	82
Series 2474, Class NR, 6.50%, 7/15/2032	45	47
Series 2484, Class LZ, 6.50%, 7/15/2032	51	53
Series 2500, Class MC, 6.00%, 9/15/2032	34	35
Series 2835, Class QO, PO, 12/15/2032	7	6
Series 2543, Class YX, 6.00%, 12/15/2032	92	96
Series 2544, Class HC, 6.00%, 12/15/2032	67	69
Series 2552, Class ME, 6.00%, 1/15/2033	116	120
Series 2567, Class QD, 6.00%, 2/15/2033	122	127
Series 2575, Class ME, 6.00%, 2/15/2033	296	307
Series 2596, Class QG, 6.00%, 3/15/2033	64	66
Series 2586, Class WI, IO, 6.50%, 3/15/2033	29	4
Series 2692, Class SC, IF, 4.39%, 7/15/2033 (f)	22	23
Series 4240, Class B, 3.00%, 8/15/2033	2,014	1,935
Series 3920, Class LP, 5.00%, 1/15/2034	263	266
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 3611, PO, 7/15/2034	18	16
Series 2990, Class UZ, 5.75%, 6/15/2035	701	729
Series 3004, Class EK, 5.50%, 7/15/2035	1,139	1,132
Series 3014, Class OD, PO, 8/15/2035	19	16
Series 3085, Class WF, 5.25%, 8/15/2035 (f)	46	46
Series 3047, Class OD, 5.50%, 10/15/2035	185	189
Series 3074, Class BH, 5.00%, 11/15/2035	51	52
Series 3064, Class MC, 5.50%, 11/15/2035	2,436	2,531
Series 3102, Class FB, 4.75%, 1/15/2036 (f)	13	13
Series 3102, Class HS, IF, 8.26%, 1/15/2036 (f)	7	8
Series 3117, Class EO, PO, 2/15/2036	108	95
Series 3117, Class OK, PO, 2/15/2036	67	58
Series 3134, PO, 3/15/2036	16	13
Series 3152, Class MO, PO, 3/15/2036	86	75
Series 3122, Class ZB, 6.00%, 3/15/2036	34	35
Series 3138, PO, 4/15/2036	85	73
Series 3607, Class BO, PO, 4/15/2036	38	33
Series 3219, Class DI, IO, 6.00%, 4/15/2036	58	10
Series 3819, Class ZQ, 6.00%, 4/15/2036	362	381
Series 3149, Class SO, PO, 5/15/2036	16	13
Series 3233, Class OP, PO, 5/15/2036	25	20
Series 3171, Class MO, PO, 6/15/2036	10	9
Series 3179, Class OA, PO, 7/15/2036	74	63
Series 3194, Class SA, IF, IO, 2.65%, 7/15/2036 (f)	18	2
Series 3211, Class SO, PO, 9/15/2036	85	75
Series 3218, Class AO, PO, 9/15/2036	40	32
Series 3232, Class ST, IF, IO, 2.25%, 10/15/2036 (f)	117	9
Series 3256, PO, 12/15/2036	54	45
Series 3261, Class OA, PO, 1/15/2037	66	55

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3260, Class CS, IF, IO, 1.69%, 1/15/2037 (f)	112	10
Series 3274, Class JO, PO, 2/15/2037	19	16
Series 3275, Class FL, 4.89%, 2/15/2037 (f)	15	14
Series 3290, Class SB, IF, IO, 2.00%, 3/15/2037 (f)	162	12
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	82	67
Series 3315, Class HZ, 6.00%, 5/15/2037	60	63
Series 3326, Class JO, PO, 6/15/2037	5	4
Series 3331, PO, 6/15/2037	58	49
Series 3607, Class OP, PO, 7/15/2037	190	160
Series 4048, Class FJ, 4.85%, 7/15/2037 (f)	187	185
Series 3385, Class SN, IF, IO, 1.55%, 11/15/2037 (f)	24	2
Series 3387, Class SA, IF, IO, 1.97%, 11/15/2037 (f)	94	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	420	4
Series 3404, Class SC, IF, IO, 1.55%, 1/15/2038 (f)	142	12
Series 3424, Class PI, IF, IO, 2.35%, 4/15/2038 (f)	121	12
Series 3481, Class SJ, IF, IO, 1.40%, 8/15/2038 (f)	139	12
Series 3511, Class SA, IF, IO, 1.55%, 2/15/2039 (f)	103	7
Series 3549, Class FA, 5.65%, 7/15/2039 (f)	7	7
Series 3621, Class BO, PO, 1/15/2040	60	51
Series 3747, Class PY, 4.00%, 10/15/2040	532	518
Series 3925, Class FL, 4.90%, 1/15/2041 (f)	28	28
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	59	56
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	178	178
Series 3957, Class B, 4.00%, 11/15/2041	63	61
Series 3966, Class NA, 4.00%, 12/15/2041	166	161
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,052
Series 4928, Class PB, 2.50%, 9/25/2048	360	325
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	129	21
Series 233, Class 13, IO, 5.00%, 9/15/2035	183	27
Series 299, Class 300, 3.00%, 1/15/2043	923	838
Series 310, PO, 9/15/2043	501	379
Series 323, Class 300, 3.00%, 1/15/2044	721	642
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (f)	168	153
Series T-76, Class 2A, 2.34%, 10/25/2037 (f)	425	380
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	136	139
Series T-54, Class 2A, 6.50%, 2/25/2043	748	743
Series T-54, Class 3A, 7.00%, 2/25/2043	207	213
Series T-58, Class A, PO, 9/25/2043	53	36
Series T-59, Class 1AP, PO, 10/25/2043	118	58
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.23%, 10/25/2034 (f)	57	56
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	321	148
Series 2007-FA4, Class 1A2, IF, IO, 1.21%, 8/25/2037 (f)	810	62
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	45	46

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	65	67
Series 2004-W15, Class 2AF, 4.69%, 8/25/2044 (f)	97	96
Series 2005-W3, Class 2AF, 4.66%, 3/25/2045 (f)	276	274
Series 2006-W2, Class 1AF1, 4.66%, 2/25/2046 (f)	87	86
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,805	4,654
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	291	307
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	171	176
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-29, Class J, 7.50%, 4/20/2027	2	2
Series 1997-39, Class PD, 7.50%, 5/20/2027	10	10
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	7	7
Series 1999-18, Class Z, 5.50%, 4/18/2029	2	2
Series 1999-17, Class C, 6.35%, 4/25/2029	5	5
Series 1999-62, Class PB, 7.50%, 12/18/2029	6	6
Series 2000-2, Class ZE, 7.50%, 2/25/2030	22	23
Series 2000-52, IO, 8.50%, 1/25/2031	4	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	506	494
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	35	4
Series 2001-30, Class PM, 7.00%, 7/25/2031	26	27
Series 2001-36, Class DE, 7.00%, 8/25/2031	32	33
Series 2001-49, Class Z, 6.50%, 9/25/2031	10	10
Series 2001-44, Class MY, 7.00%, 9/25/2031	76	80
Series 2001-44, Class PD, 7.00%, 9/25/2031	7	7
Series 2001-44, Class PU, 7.00%, 9/25/2031	12	13
Series 2001-52, Class KB, 6.50%, 10/25/2031	12	12
Series 2003-52, Class SX, IF, 9.64%, 10/25/2031 (f)	16	19
Series 2001-61, Class Z, 7.00%, 11/25/2031	106	110
Series 2001-72, Class SX, IF, 7.13%, 12/25/2031 (f)	2	2
Series 2002-1, Class SA, IF, 10.77%, 2/25/2032 (f)	6	7
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	60	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	28	29
Series 2002-28, Class PK, 6.50%, 5/25/2032	72	75
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,739	1,677
Series 2002-37, Class Z, 6.50%, 6/25/2032	20	21
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	54	4
Series 2002-48, Class GH, 6.50%, 8/25/2032	98	102
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	12	13
Series 2004-59, Class BG, PO, 12/25/2032	37	33
Series 2002-77, Class S, IF, 6.35%, 12/25/2032 (f)	17	17
Series 2003-22, Class UD, 4.00%, 4/25/2033	386	379
Series 2003-35, Class UC, 3.75%, 5/25/2033	1	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-42, Class GB, 4.00%, 5/25/2033	36	35
Series 2003-34, Class AX, 6.00%, 5/25/2033	72	74
Series 2003-34, Class ED, 6.00%, 5/25/2033	293	303
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	14	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	111	16
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	225	16
Series 2003-47, Class PE, 5.75%, 6/25/2033	58	60
Series 2003-64, Class SX, IF, 2.59%, 7/25/2033 (f)	15	14
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 1.51%, 8/25/2033 (f)	147	139
Series 2003-74, Class SH, IF, 2.18%, 8/25/2033 (f)	34	30
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	136	17
Series 2003-91, Class SD, IF, 5.11%, 9/25/2033 (f)	24	24
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,825	1,752
Series 2013-101, Class E, 3.00%, 10/25/2033	1,686	1,600
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,111	2,026
Series 2003-116, Class SB, IF, IO, 3.16%, 11/25/2033 (f)	142	12
Series 2006-44, Class P, PO, 12/25/2033	310	268
Series 2003-130, Class SX, IF, 4.87%, 1/25/2034 (f)	2	2
Series 2004-25, Class SA, IF, 7.32%, 4/25/2034 (f)	50	53
Series 2004-46, Class SK, IF, 4.30%, 5/25/2034 (f)	83	86
Series 2004-46, Class QB, IF, 6.25%, 5/25/2034 (f)	53	55
Series 2004-36, Class SA, IF, 7.32%, 5/25/2034 (f)	134	147
Series 2004-51, Class SY, IF, 5.37%, 7/25/2034 (f)	28	28
Series 2005-56, Class S, IF, IO, 2.27%, 7/25/2035 (f)	157	13
Series 2005-66, Class SG, IF, 6.28%, 7/25/2035 (f)	50	53
Series 2005-68, Class PG, 5.50%, 8/25/2035	118	118
Series 2005-84, Class XM, 5.75%, 10/25/2035	261	268
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,243	1,290
Series 2005-109, Class PC, 6.00%, 12/25/2035	68	68
Series 2006-16, Class OA, PO, 3/25/2036	46	40
Series 2006-22, Class AO, PO, 4/25/2036	83	73
Series 2006-23, Class KO, PO, 4/25/2036	11	10
Series 2006-44, Class GO, PO, 6/25/2036	124	109
Series 2006-53, Class US, IF, IO, 2.14%, 6/25/2036 (f)	180	14
Series 2006-56, PO, 7/25/2036	88	77
Series 2006-58, PO, 7/25/2036	55	47
Series 2006-58, Class AP, PO, 7/25/2036	118	95
Series 2006-65, Class QO, PO, 7/25/2036	83	71
Series 2006-56, Class FC, 4.73%, 7/25/2036 (f)	159	158
Series 2006-58, Class FL, 4.90%, 7/25/2036 (f)	14	14
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,029	2,128
Series 2006-72, Class TO, PO, 8/25/2036	14	12
Series 2006-79, Class DO, PO, 8/25/2036	64	54
Series 2007-7, Class SG, IF, IO, 2.06%, 8/25/2036 (f)	785	86
Series 2006-77, Class PC, 6.50%, 8/25/2036	128	132
Series 2006-90, Class AO, PO, 9/25/2036	32	29
Series 2008-42, Class AO, PO, 9/25/2036	29	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	340	60
Series 2006-109, PO, 11/25/2036	31	26
Series 2006-110, PO, 11/25/2036	151	129
Series 2006-111, Class EO, PO, 11/25/2036	20	16
Series 2006-124, Class HB, 6.63%, 11/25/2036 (f)	292	309
Series 2006-119, PO, 12/25/2036	22	19
Series 2006-118, Class A2, 4.53%, 12/25/2036 (f)	89	88
Series 2009-70, Class CO, PO, 1/25/2037	156	130
Series 2006-128, Class BP, 5.50%, 1/25/2037	15	15
Series 2007-14, Class ES, IF, IO, 2.00%, 3/25/2037 (f)	228	23
Series 2007-77, Class FG, 4.94%, 3/25/2037 (f)	24	23
Series 2007-16, Class FC, 5.19%, 3/25/2037 (f)	32	32
Series 2007-42, Class AO, PO, 5/25/2037	4	4
Series 2007-48, PO, 5/25/2037	33	29
Series 2007-60, Class AX, IF, IO, 2.71%, 7/25/2037 (f)	659	86
Series 2007-81, Class GE, 6.00%, 8/25/2037	75	79
Series 2007-88, Class VI, IF, IO, 2.10%, 9/25/2037 (f)	470	37
Series 2007-91, Class ES, IF, IO, 2.02%, 10/25/2037 (f)	348	34
Series 2007-116, Class HI, IO, 1.23%, 1/25/2038 (f)	203	11
Series 2008-1, Class BI, IF, IO, 1.47%, 2/25/2038 (f)	111	8
Series 2008-16, Class IS, IF, IO, 1.76%, 3/25/2038 (f)	49	3
Series 2008-10, Class XI, IF, IO, 1.79%, 3/25/2038 (f)	112	10
Series 2008-27, Class SN, IF, IO, 2.46%, 4/25/2038 (f)	56	6
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 2.76%, 7/25/2038 (f)	60	6
Series 2008-80, Class SA, IF, IO, 1.41%, 9/25/2038 (f)	159	12
Series 2008-81, Class SB, IF, IO, 1.41%, 9/25/2038 (f)	239	14
Series 2009-6, Class GS, IF, IO, 2.11%, 2/25/2039 (f)	145	11
Series 2009-60, Class HT, 6.00%, 8/25/2039	144	151
Series 2009-99, Class SC, IF, IO, 1.74%, 12/25/2039 (f)	41	3
Series 2009-103, Class MB, 6.98%, 12/25/2039 (f)	64	65
Series 2010-49, Class SC, IF, 3.79%, 3/25/2040 (f)	105	100
Series 2010-64, Class DM, 5.00%, 6/25/2040	38	38
Series 2010-71, Class HJ, 5.50%, 7/25/2040	91	94
Series 2010-147, Class SA, IF, IO, 2.09%, 1/25/2041 (f)	481	58
Series 2011-30, Class LS, IO, 1.97%, 4/25/2041 (f)	147	9
Series 2011-75, Class FA, 4.99%, 8/25/2041 (f)	26	26
Series 2011-118, Class MT, 7.00%, 11/25/2041	124	130
Series 2011-130, Class CA, 6.00%, 12/25/2041	340	356
Series 2013-81, Class TA, 3.00%, 2/25/2043	430	422
Series 2013-92, PO, 9/25/2043	420	313
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,538
Series 2013-101, Class DO, PO, 10/25/2043	729	523
Series 2013-128, PO, 12/25/2043	750	543
Series 2011-2, Class WA, 5.83%, 2/25/2051 (f)	78	81
Series 2021-95, Class GA, 1.88%, 3/25/2051	7,903	6,556
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 12.37%, 7/25/2037 (f)	4	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (f)	25	25
Series 2003-W1, Class 1A1, 4.75%, 12/25/2042 (f)	215	214
Series 2003-W1, Class 2A, 5.13%, 12/25/2042 (f)	94	93
Series 2009-W1, Class A, 6.00%, 12/25/2049	131	135
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.69%, 6/27/2036 (f)	152	153
Series 2007-54, Class FA, 4.84%, 6/25/2037 (f)	89	87
Series 2007-106, Class A7, 6.01%, 10/25/2037 (f)	48	48
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	13	11
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	20	2
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	67	7
Series 355, Class 11, IO, 6.00%, 7/25/2034	62	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	93	17
Series 374, Class 5, IO, 5.50%, 8/25/2036	48	8
Series 393, Class 6, IO, 5.50%, 4/25/2037	17	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	24	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	62	11
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.61%, 6/19/2035 (f)	196	191
GNMA
Series 2001-35, Class SA, IF, IO, 3.81%, 8/16/2031 (f)	26	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	145	144
Series 2003-58, Class BE, 6.50%, 1/20/2033	196	195
Series 2003-12, Class SP, IF, IO, 3.26%, 2/20/2033 (f)	46	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	149	149
Series 2003-52, Class AP, PO, 6/16/2033	40	35
Series 2003-112, Class SA, IF, IO, 2.11%, 12/16/2033 (f)	166	1
Series 2004-28, Class S, IF, 7.44%, 4/16/2034 (f)	65	71
Series 2004-90, Class SI, IF, IO, 1.66%, 10/20/2034 (f)	223	12
Series 2005-68, Class DP, IF, 5.73%, 6/17/2035 (f)	16	17
Series 2010-14, Class CO, PO, 8/20/2035	76	64
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	348	36
Series 2005-68, Class KI, IF, IO, 1.86%, 9/20/2035 (f)	510	45
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	74	7
Series 2006-16, Class OP, PO, 3/20/2036	35	29
Series 2006-38, Class ZK, 6.50%, 8/20/2036	417	416
Series 2006-59, Class SD, IF, IO, 2.26%, 10/20/2036 (f)	130	8
Series 2011-22, Class WA, 5.79%, 2/20/2037 (f)	155	158
Series 2007-17, Class JO, PO, 4/16/2037	34	28
Series 2007-17, Class JI, IF, IO, 2.37%, 4/16/2037 (f)	319	25
Series 2007-19, Class SD, IF, IO, 1.76%, 4/20/2037 (f)	171	3
Series 2007-28, Class BO, PO, 5/20/2037	36	29
Series 2007-26, Class SC, IF, IO, 1.76%, 5/20/2037 (f)	144	4
Series 2007-27, Class SA, IF, IO, 1.76%, 5/20/2037 (f)	152	5
Series 2007-36, Class SE, IF, IO, 2.03%, 6/16/2037 (f)	80	1
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,255	1,292
Series 2007-40, Class SB, IF, IO, 2.31%, 7/20/2037 (f)	319	14
Series 2007-42, Class SB, IF, IO, 2.31%, 7/20/2037 (f)	188	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-53, Class SW, IF, 6.89%, 9/20/2037 (f)	16	17
Series 2009-79, Class OK, PO, 11/16/2037	52	43
Series 2007-73, Class MI, IF, IO, 1.56%, 11/20/2037 (f)	107	1
Series 2007-76, Class SA, IF, IO, 2.09%, 11/20/2037 (f)	213	3
Series 2007-72, Class US, IF, IO, 2.11%, 11/20/2037 (f)	103	1
Series 2007-79, Class SY, IF, IO, 2.11%, 12/20/2037 (f)	94	1
Series 2008-2, Class NS, IF, IO, 2.10%, 1/16/2038 (f)	204	10
Series 2008-2, Class MS, IF, IO, 2.72%, 1/16/2038 (f)	61	5
Series 2008-10, Class S, IF, IO, 1.39%, 2/20/2038 (f)	113	2
Series 2008-36, Class SH, IF, IO, 1.86%, 4/20/2038 (f)	156	1
Series 2008-40, Class SA, IF, IO, 1.96%, 5/16/2038 (f)	754	37
Series 2008-55, Class SA, IF, IO, 1.76%, 6/20/2038 (f)	88	2
Series 2008-71, Class SC, IF, IO, 1.56%, 8/20/2038 (f)	39	—
Series 2009-25, Class SE, IF, IO, 3.16%, 9/20/2038 (f)	74	3
Series 2008-93, Class AS, IF, IO, 1.26%, 12/20/2038 (f)	116	6
Series 2009-6, Class SA, IF, IO, 1.66%, 2/16/2039 (f)	109	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	237	6
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	106	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	102	8
Series 2009-22, Class SA, IF, IO, 1.83%, 4/20/2039 (f)	192	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	51	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	54	4
Series 2009-43, Class SA, IF, IO, 1.51%, 6/20/2039 (f)	97	4
Series 2009-72, Class SM, IF, IO, 1.81%, 8/16/2039 (f)	208	15
Series 2010-31, Class NO, PO, 3/20/2040	360	306
Series 2013-75, Class WA, 5.09%, 6/20/2040 (f)	448	456
Series 2010-130, Class CP, 7.00%, 10/16/2040	57	61
Series 2010-157, Class OP, PO, 12/20/2040	396	336
Series 2011-75, Class SM, IF, IO, 2.16%, 5/20/2041 (f)	274	17
Series 2014-188, Class W, 4.55%, 10/20/2041 (f)	200	200
Series 2012-141, Class WC, 3.73%, 1/20/2042 (f)	139	131
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	828	841
Series 2013-91, Class WA, 4.42%, 4/20/2043 (f)	452	432
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,209
Series 2018-160, Class PA, 3.50%, 7/20/2046	634	623
Series 2025-6, Class A, 3.50%, 11/20/2050	5,802	5,406
Series 2022-9, Class P, 2.00%, 9/20/2051	5,464	4,787
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,409	1,215
Series 2023-115, Class TS, IF, 5.97%, 6/20/2053 (f)	5,065	5,077
Series 2012-H24, Class FG, 4.86%, 4/20/2060 (f)	2	2
Series 2013-H03, Class FA, 4.73%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 5.13%, 5/20/2061 (f)	7	7
Series 2013-H05, Class FB, 4.84%, 2/20/2062 (f)	9	9
Series 2012-H15, Class FA, 4.88%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.98%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 5.01%, 9/20/2062 (f)	2	2
Series 2012-H29, Class FA, 4.95%, 10/20/2062 (f)	69	70
Series 2012-H31, Class FD, 4.77%, 12/20/2062 (f)	212	212

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.88%, 2/20/2063 (f)	151	151
Series 2013-H07, Class HA, 4.84%, 3/20/2063 (f)	135	135
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 5.03%, 8/20/2063 (f)	223	224
Series 2014-H01, Class FD, 5.08%, 1/20/2064 (f)	75	76
Series 2024-57, Class PT, 4.50%, 4/20/2064	4,309	4,156
Series 2014-H09, Class TA, 5.03%, 4/20/2064 (f)	74	74
Series 2015-H15, Class FD, 4.87%, 6/20/2065 (f)	399	400
Series 2015-H15, Class FJ, 4.87%, 6/20/2065 (f)	923	925
Series 2015-H16, Class FG, 4.87%, 7/20/2065 (f)	800	802
Series 2015-H23, Class FB, 4.95%, 9/20/2065 (f)	728	730
Series 2015-H32, Class FH, 5.09%, 12/20/2065 (f)	547	549
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (f)	2,779	121
Series 2021-H14, Class CF, 5.73%, 9/20/2071 (f)	4,567	4,658
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	210	205
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (f)	325	3
Series 2005-RP3, Class 1AF, 4.79%, 9/25/2035 (b) (f)	431	370
Series 2006-RP2, Class 1AS2, IF, IO, 1.54%, 4/25/2036 ‡ (b) (f)	1,214	65
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	67	69
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	32	33
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	49
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	215	214
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	633	267
Impac CMB Trust
Series 2004-7, Class 1A1, 5.18%, 11/25/2034 (f)	151	149
Series 2005-4, Class 2A1, 5.04%, 5/25/2035 (f)	49	47
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.14%, 5/25/2036 (f)	42	39
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.11%, 11/25/2033 (f)	52	51
Series 2006-A3, Class 6A1, 5.20%, 8/25/2034 (f)	13	13
Series 2006-A2, Class 4A1, 7.21%, 8/25/2034 (f)	76	77
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (f)	175	108
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	104
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (f)	3,045	3,049
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.83%, 4/21/2034 (f)	50	49
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (f)	22	21
Series 2004-13, Class 3A7, 6.27%, 11/21/2034 (f)	120	115
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (f)	34	34
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	42	42
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	106	100
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	69	71
Series 2004-6, Class 30, PO, 7/25/2034	84	66
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	142	141
Series 2004-7, Class 30, PO, 8/25/2034	41	29
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	3
Series 2004-1, Class 30, PO, 2/25/2034	6	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.79%, 5/25/2035 (b) (f)	1,034	506
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	40	30
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.06%, 10/25/2028 (f)	18	17
Series 2003-F, Class A1, 5.08%, 10/25/2028 (f)	104	98
Series 2004-A, Class A1, 4.90%, 4/25/2029 (f)	34	31
Series 2004-1, Class 2A1, 5.42%, 12/25/2034 (f)	60	56
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	119	107
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	4,330	4,356
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	3,545	3,518
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	32	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7	7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	18	19
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	3,703	3,507
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 3.11%, 5/25/2018 ‡ (f)	—	— (h)
Series 2004-QA6, Class NB2, 4.51%, 12/26/2034 (f)	172	160
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	5,821	4,983
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	10,656	9,639
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 5.10%, 10/19/2034 (f)	80	77
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.08%, 9/25/2043 (f)	44	44
Series 2004-4, Class 3A, 5.55%, 12/25/2044 (f)	97	93
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (e)	2,000	1,990
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,049	4,336
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	34	34
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	17	17
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	43	44
Series 1998-1, Class 2E, 7.00%, 3/15/2028	84	84
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	198	198
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,105	1,110
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	232	227
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.22%, 8/25/2033 (f)	17	16
Series 2003-AR9, Class 1A6, 6.55%, 9/25/2033 (f)	290	289

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR9, Class 2A, 6.64%, 9/25/2033 (f)	17	16
Series 2003-S9, Class P, PO, 10/25/2033	7	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	144	142
Series 2004-AR3, Class A1, 5.42%, 6/25/2034 (f)	20	18
Series 2004-AR3, Class A2, 5.42%, 6/25/2034 (f)	16	15
Series 2006-AR10, Class 2P, 4.35%, 9/25/2036 (f)	38	34
Series 2006-AR12, Class 2P, 4.16%, 10/25/2036 (f)	31	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.56%, 4/25/2035 (f)	315	14
Series 2005-2, Class 1A4, IF, IO, 0.61%, 4/25/2035 (f)	1,625	70
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	488	76
Series 2005-4, Class CB7, 5.50%, 6/25/2035	477	435
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	436	65
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	87	76
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	555	486
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	68	61
Total Collateralized Mortgage Obligations (Cost $189,438)		185,423
Commercial Mortgage-Backed Securities — 2.5%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	1,300	867
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,483
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.12%, 7/25/2041 (b) (f)	1,631	1,601
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,420
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,711
Series K754, Class AM, 4.94%, 11/25/2030 (f)	1,740	1,779
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,568
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,793
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	1,005	951
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (f)	831	808
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	4,594	4,496
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	2,661	2,599
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (f)	2,317	2,259
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (f)	3,256	3,177
Series 2017-M5, Class A2, 3.01%, 4/25/2029 (f)	1,814	1,735
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,126	1,061
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	17,553	754
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	5,230	4,477
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	6,802	6,031
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	4,225	4,002
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (f)	3,290	3,260
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	26	26
Series 2021-M3, Class X1, IO, 1.90%, 11/25/2033 (f)	3,133	211
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.97%, 1/25/2029 (b) (f)	1,247	1,238
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (f)	550	537
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (f)	5,500	5,113

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	938
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,821
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,979
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,600	2,548
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,650	1,671
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,175
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,406
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.07%, 3/15/2045 (b) (f)	400	338
Total Commercial Mortgage-Backed Securities (Cost $81,311)		77,833
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	365	390
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	398
Total California		788
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	361
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,881
Series 165, Rev., 5.65%, 11/1/2040	440	453
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,666
Total New York		4,361
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,275	1,425
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,265
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	200	176
Total Ohio		2,866
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	514
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	605	615
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,148
Total Texas		1,763
Total Municipal Bonds (Cost $10,981)		10,292
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	513
3.45%, 2/2/2061 (b)	550	328
Republic of Chile 2.55%, 1/27/2032	497	430
Republic of Peru 5.63%, 11/18/2050	88	82

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Poland 5.50%, 3/18/2054	921	833
United Mexican States
3.75%, 1/11/2028	1,216	1,189
6.00%, 5/13/2030	1,061	1,093
2.66%, 5/24/2031	1,075	916
3.50%, 2/12/2034	1,252	1,029
6.88%, 5/13/2037	1,578	1,597
4.60%, 1/23/2046	2,113	1,528
6.34%, 5/4/2053	310	272
3.77%, 5/24/2061	772	432
Total Foreign Government Securities (Cost $12,154)		10,242
U.S. Government Agency Securities — 0.3%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,446
4.63%, 9/15/2060	304	258
Tennessee Valley Authority STRIPS DN, 5.96%, 6/15/2035 (a)	800	490
Total U.S. Government Agency Securities (Cost $9,171)		8,194
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A (6-MONTH CME TERM SOFR + 3.88%), 4.16%, 1/15/2031 (Cost $2,365)	2,347	2,237
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (k) (l) (Cost $67,728)	67,714	67,728
Total Investments — 100.7% (Cost $3,262,706)		3,129,388
Liabilities in Excess of Other Assets — (0.7)%		(22,619)
NET ASSETS — 100.0%		3,106,769

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $768 or 0.02% of the Fund’s net assets as of May 31, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	696	09/19/2025	USD	77,191	760
U.S. Treasury 10 Year Ultra Note	802	09/19/2025	USD	90,476	1,048
U.S. Treasury Ultra Bond	112	09/19/2025	USD	13,027	296
U.S. Treasury 2 Year Note	269	09/30/2025	USD	55,822	88
U.S. Treasury 5 Year Note	885	09/30/2025	USD	95,844	565
					2,757

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$306,613	$70,450	$377,063
Collateralized Mortgage Obligations	—	176,553	8,870	185,423
Commercial Mortgage-Backed Securities	—	75,285	2,548	77,833
Corporate Bonds	—	714,446	7,320	721,766
Foreign Government Securities	—	10,242	—	10,242
Loan Assignments	—	2,237	—	2,237
Mortgage-Backed Securities	—	664,292	—	664,292
Municipal Bonds	—	10,292	—	10,292
U.S. Government Agency Securities	—	8,194	—	8,194
U.S. Treasury Obligations	—	1,004,318	—	1,004,318
Short-Term Investments
Investment Companies	67,728	—	—	67,728
Total Investments in Securities	$67,728	$2,972,472	$89,188	$3,129,388
Appreciation in Other Financial Instruments
Futures Contracts	$2,757	$—	$—	$2,757
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$66,700	$—	$(311)	$12	$10,104	$(6,055)	$—	$—	$70,450
Collateralized Mortgage Obligations	11,848	— (a)	11	(4)	4	(2,989)	— (a)	—	8,870
Commercial Mortgage-Backed Securities	2,547	—	1	—	—	—	—	—	2,548
Corporate Bonds	—	—	—	—	7,320	—	—	—	7,320
Total	$81,095	$— (a)	$(299)	$8	$17,428	$(9,044)	$— (a)	$—	$89,188

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(293).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$12,732	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (7.71%)
			Constant Prepayment Rate	0.00% - 8.00% (5.91%)
			Yield (Discount Rate of Cash Flows)	5.76% - 15.98% (8.09%)

Asset-Backed Securities	12,732
	65	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.50% (13.50%)

Collateralized Mortgage Obligations	65
Total	$12,797

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $76,391. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$58,767	$291,577	$282,604	$(5)	$(7)	$67,728	67,714	$789	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.